Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 04, 2014
Registrant Name	dei_EntityRegistrantName	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001595386
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2014
Prospectus Date	rr_ProspectusDate	Nov. 04, 2014